Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,047,565	$ 1,090,456	$ 1,084,224
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	429,957	483,553	486,658
Undrawn commitments	113,237	111,407	115,420
Other exposures	135,089	128,678	120,903
Total	678,283	723,638	722,981
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	320,819	315,332	308,408
Undrawn commitments	48,463	51,486	52,835
Total	369,282	366,818	361,243
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	885,194
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	366,915
Undrawn commitments	109,974
Other exposures	125,989
Total	602,878
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	233,853
Undrawn commitments	48,463
Total	282,316
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	162,371
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	63,042
Undrawn commitments	3,263
Other exposures	9,100
Total	75,405
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	86,966
Undrawn commitments	0
Total	$ 86,966	$ 87,000	$ 87,000